Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2016 and 2015 are as follows:

		(Level 1)
		Quoted Prices	(Level 2)
		in Active	Significant	(Level 3)
		Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2016:
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$9,591	$—	$9,591	$—
Total securities available for sale	$9,591	$—	$9,591	$—
March 31, 2015:
Securities available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$—	$5,000	$—
Mortgage-backed securities:
Federal National Mortgage Association	13,314	—	13,314	—
Total securities available for sale	$18,314	$—	$18,314	$—

Assets Measured at Fair Value on Non-Recurring Basis

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2016 and 2015 are as follow:

		(Level 1)
		Quoted Prices	(Level 2)
		Markets for	Significant	(Level 3)
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2016:
Impaired loans	$364	$—	$—	$364
March 31, 2015
Impaired loans	$245	$—	$—	$245

Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis

Note 12 - Fair Value of Financial Instruments (Continued)

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input	(Weighted Average)
	(Dollars in Thousand)
March 31, 2016
Impaired Loans	$364	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)
March 31, 2015
Impaired Loan	$245	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)

(1)	Fair value is based on third party appraisals.
(2)	Includes estimated costs to sell.

Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments are as follows:

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2016	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$31,069	$31,069	$31,069	$—	$—
Securities available for sale	9,591	9,591	—	9,591	—
Securities held to maturity	347,871	356,320	—	356,320	—
Net loans receivable	780,229	781,820	—	—	781,820
Federal Home Loan Bank of New York stock	11,665	11,665	—	11,665	—
Interest receivable	3,112	3,112	—	3,112	—
Financial liabilities:
Deposits	694,662	700,372	—	700,372	—
FHLB advances	231,500	234,470	—	234,470	—
Interest payable	403	403	—	403	—
			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2015	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$49,308	$49,308	$49,308	$—	$—
Securities available for sale	18,314	18,314	—	18,314	—
Securities held to maturity	400,561	409,554	—	409,554	—
Net loans receivable	641,084	645,801	—	—	645,801
Federal Home Loan Bank of New York stock	6,041	6,041	—	6,041	—
Interest receivable	3,274	3,274	—	3,274	—
Financial liabilities:
Deposits	699,476	704,788	—	704,788	—
FHLB advances	107,500	111,008	—	111,008	—
Interest payable	244	244	—	244	—